Account Receivables, Net - Schedule of Account Receivables, Net (Details) - USD ($)	Dec. 31, 2017	Mar. 31, 2017	Mar. 31, 2016
Successor [Member]
Account receivables	$ 848,580	$ 414,254
Less: allowance for doubtful accounts
Account receivables, net	$ 848,580	$ 414,254
Predecessor [Member]
Account receivables
Less: allowance for doubtful accounts
Account receivables, net